THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Communications - 21.6%
Internet Media & Services - 21.6%
Alphabet, Inc. - Class A	65,500	$ 11,207,705
Alphabet, Inc. - Class C	26,350	4,550,382
Meta Platforms, Inc. - Class A	55,590	31,551,772
		47,309,859
Consumer Discretionary - 11.9%
E-Commerce Discretionary - 9.9%
Amazon.com, Inc. (a)	94,500	17,614,800
MercadoLibre, Inc. (a)	1,950	3,972,501
		21,587,301
Retail - Discretionary - 2.0%
Lowe's Companies, Inc.	8,500	2,225,555
Williams-Sonoma, Inc.	16,000	2,146,080
		4,371,635
Consumer Staples - 3.0%
Household Products - 1.0%
Church & Dwight Company, Inc.	22,000	2,198,020

Retail - Consumer Staples - 2.0%
Costco Wholesale Corporation	5,000	4,370,900

Financials - 4.9%
Institutional Financial Services - 3.6%
Intercontinental Exchange, Inc.	30,000	4,676,100
Nu Holdings Ltd. - Class A (a)	210,000	3,168,900
		7,845,000
Specialty Finance - 1.3%
American Express Company	11,000	2,970,880

Health Care - 8.3%
Health Care Facilities & Services - 0.8%
Charles River Laboratories International, Inc. (a)	10,000	1,785,800

Medical Equipment & Devices - 7.5%
Intuitive Surgical, Inc. (a)	27,000	13,603,680

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Health Care - 8.3% (Continued)
Medical Equipment & Devices - 7.5% (Continued)
Stryker Corporation	7,500	$ 2,672,100
		16,275,780
Industrials - 2.7%
Commercial Support Services - 1.2%
Waste Management, Inc.	12,000	2,590,200

Transportation & Logistics - 1.5%
Norfolk Southern Corporation	7,000	1,753,010
United Parcel Service, Inc. - Class B	12,000	1,608,720
		3,361,730
Materials - 1.7%
Chemicals - 1.7%
Ecolab, Inc.	15,000	3,685,950

Technology - 46.0%
Semiconductors - 12.0%
NVIDIA Corporation	127,555	16,934,202
QUALCOMM, Inc.	13,700	2,229,949
Texas Instruments, Inc.	35,000	7,110,600
		26,274,751
Software - 15.7%
Adobe, Inc. (a)	12,000	5,736,960
Autodesk, Inc. (a)	11,000	3,121,800
CrowdStrike Holdings, Inc. - Class A (a)	16,000	4,749,920
Intuit, Inc.	26,075	15,913,573
Microsoft Corporation	12,000	4,876,200
		34,398,453
Technology Hardware - 9.3%
Apple, Inc.	70,098	15,835,839
Motorola Solutions, Inc.	10,000	4,493,500
		20,329,339
Technology Services - 9.0%
Accenture plc - Class A	17,900	6,172,278
Automatic Data Processing, Inc.	7,000	2,024,680
Block, Inc. - Class A (a)	25,000	1,808,000

THE INVESTMENT HOUSE GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Technology - 46.0% (Continued)
Technology Services - 9.0% (Continued)
Paychex, Inc.	24,000	$ 3,343,920
PayPal Holdings, Inc. (a)	45,000	3,568,500
Visa, Inc. - Class A	10,000	2,898,500
		19,815,878

Total Common Stocks (Cost $32,218,055)		$ 219,171,476

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
First American Government Obligations Fund - Class Z, 4.74% (c) (Cost $83,872)	83,872	$ 83,872

Total Investments at Value - 100.1% (Cost $32,301,927) (d)		$ 219,255,348

Liabilities in Excess of Other Assets - (0.1%)		(161,235)

Net Assets - 100.0%		$ 219,094,113

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of October 31, 2024.
(d)	All securities are pledged as collateral for the Fund's bank line of credit.